Go Green Directories, Inc. - Statement of Financial Position - Parenthetical (USD $)	Nov. 30, 2012	May 31, 2012
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	70,000,000	70,000,000
Common Stock, Shares Issued	15,100,000	15,100,000
Common Stock, Shares Outstanding	15,100,000	15,100,000